CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]
Non-current assets
Property, plant and equipment, net	¥ 170,692	¥ 158,926
Construction in progress	37,791	30,233
Lease prepayments	2,970	2,923
Goodwill	237	237
Interest in associates	3,181	3,031
Interest in joint ventures	2,812	1,015
Other investments in equity securities	0	103
Aircraft lease deposits	594	642
Available-for-sale financial assets	0	622
Other equity instrument investments	1,080	0
Other non-current financial assets	103	0
Derivative financial instruments	75	46
Deferred tax assets	1,566	1,662
Other assets	1,776	1,394
Total non-current assets	222,877	200,834
Current assets
Inventories	1,699	1,622
Trade receivables	2,901	2,675
Other receivables	8,015	5,232
Cash and cash equivalents	6,928	6,826
Restricted bank deposits	116	111
Prepaid expenses and other current assets	3,659	1,334
Other financial assets	440	0
Assets held for sale	224	8
Amounts due from related companies	90	76
Total current assets	24,072	17,884
Current liabilities
Derivative financial liabilities	44	64
Borrowings	38,741	27,568
Current portion of obligations under finance leases	9,555	8,341
Trade payables	2,309	2,125
Contract liabilities	1,693	0
Sales in advance of carriage	8,594	7,853
Deferred revenue	0	1,502
Current income tax	369	919
Amounts due to related companies	127	101
Accrued expenses	15,682	15,370
Other liabilities	6,573	5,734
Total current liabilities	83,687	69,577
Non-current liabilities
Borrowings	15,676	20,719
Obligations under finance leases	62,666	59,583
Deferred revenue	0	1,849
Other non-current liabilities	2,036	0
Provision for major overhauls	2,831	2,808
Provision for early retirement benefits	2	3
Deferred benefits and gains	906	1,053
Deferred tax liabilities	676	583
Total non-current liabilities	84,793	86,598
Net assets	78,469	62,543
Capital and reserves
Share capital	12,267	10,088
Reserves	52,990	39,848
Total equity attributable to equity shareholders of the Company	65,257	49,936
Non-controlling interests	13,212	12,607
Total equity	¥ 78,469	¥ 62,543

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).